Severance Indemnities and Pension Plans (Reconciliation of Plan Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3)) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017		Mar. 31, 2016
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year	[1]	¥ 1,283,858
Fair value of plan assets at end of fiscal year	[1]	1,253,282		¥ 1,283,858
Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Other Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		17,470
Fair value of plan assets at end of fiscal year		2,277		17,470
Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		1,060
Fair value of plan assets at end of fiscal year		206		1,060
Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		135,055
Fair value of plan assets at end of fiscal year		26,005		135,055
Foreign Offices and Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year	[1]	324,456
Fair value of plan assets at end of fiscal year	[1]	224,874		324,456
Foreign Offices and Subsidiaries, Pension Benefits [Member] | Other Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		72,253
Fair value of plan assets at end of fiscal year		67,956		72,253
Foreign Offices and Subsidiaries, Pension Benefits [Member] | Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year	[2]	195,528
Fair value of plan assets at end of fiscal year	[2]	93,910		195,528
Foreign Offices and Subsidiaries, Pension Benefits [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		5,183
Fair value of plan assets at end of fiscal year		3,512		5,183
Level 3 [Member] | Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		6,464	[1]	6,829
Defined benefit plan, Realized gains (losses)		(668)		(6)
Defined benefit plan, Unrealized gains (losses)		5		72
Defined benefit plan, Purchase, sales and settlements		(5,387)		(431)
Defined benefit plan, Transfer into Level 3
Defined benefit plan, Transfer out of Level 3
Fair value of plan assets at end of fiscal year	[1]	414		6,464
Level 3 [Member] | Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Other Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		5,927		5,948
Defined benefit plan, Realized gains (losses)		(669)		(5)
Defined benefit plan, Unrealized gains (losses)		4		74
Defined benefit plan, Purchase, sales and settlements		(5,054)		(90)
Fair value of plan assets at end of fiscal year		208		5,927
Level 3 [Member] | Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		537		881
Defined benefit plan, Realized gains (losses)		1		(1)
Defined benefit plan, Unrealized gains (losses)		1		(2)
Defined benefit plan, Purchase, sales and settlements		(333)		(341)
Fair value of plan assets at end of fiscal year		206		537
Level 3 [Member] | Foreign Offices and Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		985	[1]	899
Defined benefit plan, Realized gains (losses)
Defined benefit plan, Unrealized gains (losses)		(34)		79
Defined benefit plan, Purchase, sales and settlements		(191)		7
Defined benefit plan, Transfer into Level 3
Defined benefit plan, Transfer out of Level 3
Fair value of plan assets at end of fiscal year	[1]	760		985
Level 3 [Member] | Foreign Offices and Subsidiaries, Pension Benefits [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		985		899
Defined benefit plan, Unrealized gains (losses)		(34)		79
Defined benefit plan, Purchase, sales and settlements		(191)		7
Fair value of plan assets at end of fiscal year		¥ 760		¥ 985

[1]	Investments in which fair value was measured based on net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. See Note 1 for the adoption of the new guidance.
[2]	Other investment funds of the foreign offices and subsidiaries include mutual funds and real estate funds of ¥174,082 million and ¥512 million, respectively, which were held by MUAH at December 31, 2015 and ¥79,763 million and ¥310 million, respectively, at December 31, 2016.